Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation	$ 131	$ 169	$ 150
Deferred income tax benefits on stock-based compensation	$ 27	34	$ 31
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			4 years 7 months 6 days
Shares of common stock available for grants	7,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			3.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			22.10%
Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation	$ 122	160	$ 143
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Stock options term, years	10 years
Vesting percentage at the end of each of the first two 12 months period	30.00%
Vesting percentage at the end of third 12 months period	40.00%
Weighted-average fair value of options granted			$ 21.28
Total intrinsic value of options exercised	$ 19	23	$ 21
Restricted shares and time-vested restricted share units
Share-based Compensation Arrangement by Share-based Payment Award
Restricted shares vesting period	3 years
Total fair value of restricted share units distributed	$ 185	$ 99	$ 118
Nonvested performance-based restricted share units | Minimum | Share-based Compensation Award
Share-based Compensation Arrangement by Share-based Payment Award
Number of performance-based share units that vest, percentage	0.00%
Nonvested performance-based restricted share units | Maximum | Share-based Compensation Award
Share-based Compensation Arrangement by Share-based Payment Award
Number of performance-based share units that vest, percentage	200.00%
Time-Vested Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Time-Vested Restricted Share Unit Grants, Vesting Percentage Years One and Two	30.00%
Time-Vested Restricted Share Unit Grants, Vesting Percentage Year Three	40.00%